SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets

•	Office building	20 - 40 years
•	Vehicles	4 years
•	Computer equipment	3 - 5 years
•	Furniture and office equipment	3 - 5 years
•	Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of identifiable intangible assets

•	Software	3 - 10 years
•	Trademarks and domain names	3 - 10 years
•	Non‑competition agreements	3 - 5 years
•	Advertising resources	5 years
•	Licenses	6 - 10 years

Schedule of contract liability and deferred revenue of the Group

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Contract liabilities under ASC 606:
Existing home transaction services	369,839	275,811
New home transaction services	966,810	704,799
Home renovation and furnishing	2,973,192	2,143,164
Beihaojia business(i)	—	832,065
Home rental services	—	282,872
Emerging and other services	93,075	121,884
Subtotal	4,402,916	4,360,595
Deferred revenue under ASC 842:
Home rental services	1,648,951	1,329,698
Total	6,051,867	5,690,293
(i)

Contract liabilities of Beihaojia business represent funds received from pre-sale proceeds of real estate properties under development, which are recognized as revenue when the Group fulfills its performance obligation under the contract. The contract liabilities are classified as current liabilities as the balance is expected to be realized during Beihaojia business’s normal operating cycle.